Exposures - Total net exposure (Details) - Credit risk - SEK (kr) kr in Billions	Jun. 30, 2024	Dec. 31, 2023
Sub-classifications of financial information
Net exposure	kr 442.9	kr 413.2
Percentage of net exposures	100.00%	100.00%
Central-governments
Sub-classifications of financial information
Net exposure	kr 226.0	kr 205.9
Percentage of net exposures	51.10%	49.80%
Regional-governments
Sub-classifications of financial information
Net exposure	kr 18.2	kr 12.6
Percentage of net exposures	4.10%	3.00%
Multilateral development banks
Sub-classifications of financial information
Net exposure	kr 5.4	kr 5.0
Percentage of net exposures	1.20%	1.20%
Public Sector Entity
Sub-classifications of financial information
Net exposure	kr 1.0
Percentage of net exposures	0.20%
Financial institutions
Sub-classifications of financial information
Net exposure	kr 34.0	kr 33.3
Percentage of net exposures	7.70%	8.10%
Corporates
Sub-classifications of financial information
Net exposure	kr 158.3	kr 156.4
Percentage of net exposures	35.70%	37.90%
Equity exposures
Sub-classifications of financial information
Net exposure	kr 0.0
Percentage of net exposures	0.00%
Credits and interest-bearing securities
Sub-classifications of financial information
Net exposure	kr 361.5	kr 343.6
Percentage of net exposures	100.00%	100.00%
Credits and interest-bearing securities | Central-governments
Sub-classifications of financial information
Net exposure	kr 165.9	kr 159.1
Percentage of net exposures	45.90%	46.30%
Credits and interest-bearing securities | Regional-governments
Sub-classifications of financial information
Net exposure	kr 17.6	kr 11.9
Percentage of net exposures	4.90%	3.50%
Credits and interest-bearing securities | Multilateral development banks
Sub-classifications of financial information
Net exposure	kr 5.4	kr 5.0
Percentage of net exposures	1.50%	1.40%
Credits and interest-bearing securities | Public Sector Entity
Sub-classifications of financial information
Net exposure	kr 1.0
Percentage of net exposures	0.30%
Credits and interest-bearing securities | Financial institutions
Sub-classifications of financial information
Net exposure	kr 27.6	kr 25.8
Percentage of net exposures	7.60%	7.50%
Credits and interest-bearing securities | Corporates
Sub-classifications of financial information
Net exposure	kr 144.0	kr 141.8
Percentage of net exposures	39.80%	41.30%
Credits and interest-bearing securities | Equity exposures
Sub-classifications of financial information
Net exposure	kr 0.0
Percentage of net exposures	0.00%
Committed undisbursed loans, derivatives, etc.
Sub-classifications of financial information
Net exposure	kr 81.4	kr 69.6
Percentage of net exposures	100.00%	100.00%
Committed undisbursed loans, derivatives, etc. | Central-governments
Sub-classifications of financial information
Net exposure	kr 60.1	kr 46.8
Percentage of net exposures	73.80%	67.20%
Committed undisbursed loans, derivatives, etc. | Regional-governments
Sub-classifications of financial information
Net exposure	kr 0.6	kr 0.7
Percentage of net exposures	0.70%	1.00%
Committed undisbursed loans, derivatives, etc. | Multilateral development banks
Sub-classifications of financial information
Net exposure	kr 0.0	kr 0.0
Percentage of net exposures	0.00%	0.00%
Committed undisbursed loans, derivatives, etc. | Financial institutions
Sub-classifications of financial information
Net exposure	kr 6.4	kr 7.5
Percentage of net exposures	7.90%	10.80%
Committed undisbursed loans, derivatives, etc. | Corporates
Sub-classifications of financial information
Net exposure	kr 14.3	kr 14.6
Percentage of net exposures	17.60%	21.00%